Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 15, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our named executive officers (“NEOs”), including our current and former principal executive officer (“PEOs”) and certain financial performance of the Company. As we are a “smaller reporting company,” as defined under Item 10(f)(1) of Regulation S-K, we are providing information relating only to fiscal years 2024, 2023 and 2022.

Year (a)	Summary Compensation Table Total for First PEO(1) ($) (b)	Summary Compensation Table Total for Second PEO(1) ($) (c)	Compensation Actually Paid to First PEO(2) ($) (d)	Compensation Actually Paid to Second PEO(2) ($) (e)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($) (f)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($) (h)	Value of Initial Fixed $100 Investment Based On:	Net Income (thousands)(6) ($) (h)
							Total Shareholder Return(5) ($) (f)
2024	—	1,495,376	—	(3,237,463)	1,606,237	72,810	8.27	(342,994)
2023	—	2,647,476	—	(7,936,183)	3,210,333	1,129,554	25.06	(234,632)
2022	12,119,604	18,686,189	(7,436,043)	18,503,089	3,999,156	(278,006)	44.83	(183,118)

(1)
The dollar amounts reported in columns (b) are the amounts of total compensation reported for (i) with respect to 2024 and 2023, Lynn Seely, M.D. (our Chief Executive Officer for both entire years); (ii) with respect to 2022, Elizabeth Homans (our Chief Executive Officer until December 15, 2022) as our “First PEO” and Dr. Seely (our Chief Executive Officer commencing December 15, 2022) as our “Second PEO” in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”

(2)
The dollar amounts reported in columns (c) represent the amount of “compensation actually paid” to (i) with respect to 2024 and 2023, Dr. Seely and (ii) with respect to 2022, Ms. Homans and Dr. Seely, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Homans and Dr. Seely during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Homans’ and Dr. Seely’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for First PEO ($)	Reported Value of Equity Awards for First PEO(a) ($)	Equity Award Adjustments for First PEO(b) ($)	Compensation Actually Paid to First PEO ($)
2024	—	—	—	—
2023	—	—	—	—
2022	12,119,604	10,130,622	(9,425,025)	(7,436,043)

Year	Reported Summary Compensation Table Total for Second PEO ($)	Reported Value of Equity Awards for Second PEO(a) ($)	Equity Award Adjustments for Second PEO(b) ($)	Compensation Actually Paid to Second PEO ($)
2024	1,495,376	474,000	(4,258,839)	(3,237,463)
2023	2,647,476	1,685,250	(8,898,409)	(7,936,183)
2022	18,686,189	18,640,500	18,457,400	18,503,089

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards for First PEO ($)	Change in Fair Value of Outstanding and Unvested Equity Awards for First PEO ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for First PEO ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for First PEO ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year for First PEO ($)	Total Equity Award Adjustments for First PEO ($)
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	1,968,553	(9,371,423)	1,472,587	(3,494,742)	—	(9,425,025)

Year	Year End Fair Value of Equity Awards for Second PEO ($)	Change in Fair Value of Outstanding and Unvested Equity Awards for Second PEO ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for Second PEO ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for Second PEO ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year for Second PEO ($)	Total Equity Award Adjustments for Second PEO ($)
2024	585,540	(4,464,450)	—	(379,929)	—	(4,258,839)
2023	—	(7,001,445)	—	(1,896,964)	—	(8,898,409)
2022	19,133,906	(503,729)	—	(172,776)	—	18,457,400

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group (excluding our current and former PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding our current and former PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Stephen Hill and Matthew Lang, J.D.; (ii) for 2023, Charles Newton, Stephen Hill, Matthew Lang, J.D., Gary Lee, Ph.D. and Tina Albertson, M.D., Ph.D.; (iii) for 2022, Charles Newton, Stephen Hill, Gary Lee, Ph.D. and Rahsaan W. Thompson.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our current and former PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our current and former PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding our current and former PEO) for each year to determine the compensation actually paid, using the same methodology described above in Note (2)(b):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity wards ($)	Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2024	1,606,237	666,450	(866,977)	72,810
2023	3,210,333	2,410,690	329,911	1,129,554
2022	3,999,156	3,105,152	(1,172,011)	(278,006)

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Average Equity Award Adjustments ($)
2024	281,657	(1,076,339)	87,042	(159,337)	—	(866,977)
2023	1,043,424	(536,147)	172,101	(106,207)	(243,260)	329,911
2022	1,470,548	(2,108,564)	303,056	(837,051)	—	(1,172,011)

(5)
For the relevant fiscal year, represents the cumulative total stockholder return of our common stock at the end of such fiscal year. In each case, assume an initial investment of $100 on December 31, 2021.

(6)
The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year. Due to the fact that the Company is not a commercial-stage company, the Company did not have any revenue during the periods presented, other than revenue primarily associated with an upfront payment under the Company’s license and collaboration agreement with GlaxoSmithKline (GSK). Consequently, the Company did not use net income (loss) as a performance measure in its executive compensation program.

Named Executive Officers, Footnote
(1)
The dollar amounts reported in columns (b) are the amounts of total compensation reported for (i) with respect to 2024 and 2023, Lynn Seely, M.D. (our Chief Executive Officer for both entire years); (ii) with respect to 2022, Elizabeth Homans (our Chief Executive Officer until December 15, 2022) as our “First PEO” and Dr. Seely (our Chief Executive Officer commencing December 15, 2022) as our “Second PEO” in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group (excluding our current and former PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding our current and former PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Stephen Hill and Matthew Lang, J.D.; (ii) for 2023, Charles Newton, Stephen Hill, Matthew Lang, J.D., Gary Lee, Ph.D. and Tina Albertson, M.D., Ph.D.; (iii) for 2022, Charles Newton, Stephen Hill, Gary Lee, Ph.D. and Rahsaan W. Thompson.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in columns (c) represent the amount of “compensation actually paid” to (i) with respect to 2024 and 2023, Dr. Seely and (ii) with respect to 2022, Ms. Homans and Dr. Seely, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Homans and Dr. Seely during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Homans’ and Dr. Seely’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for First PEO ($)	Reported Value of Equity Awards for First PEO(a) ($)	Equity Award Adjustments for First PEO(b) ($)	Compensation Actually Paid to First PEO ($)
2024	—	—	—	—
2023	—	—	—	—
2022	12,119,604	10,130,622	(9,425,025)	(7,436,043)

Year	Reported Summary Compensation Table Total for Second PEO ($)	Reported Value of Equity Awards for Second PEO(a) ($)	Equity Award Adjustments for Second PEO(b) ($)	Compensation Actually Paid to Second PEO ($)
2024	1,495,376	474,000	(4,258,839)	(3,237,463)
2023	2,647,476	1,685,250	(8,898,409)	(7,936,183)
2022	18,686,189	18,640,500	18,457,400	18,503,089

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards for First PEO ($)	Change in Fair Value of Outstanding and Unvested Equity Awards for First PEO ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for First PEO ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for First PEO ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year for First PEO ($)	Total Equity Award Adjustments for First PEO ($)
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	1,968,553	(9,371,423)	1,472,587	(3,494,742)	—	(9,425,025)

Year	Year End Fair Value of Equity Awards for Second PEO ($)	Change in Fair Value of Outstanding and Unvested Equity Awards for Second PEO ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for Second PEO ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for Second PEO ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year for Second PEO ($)	Total Equity Award Adjustments for Second PEO ($)
2024	585,540	(4,464,450)	—	(379,929)	—	(4,258,839)
2023	—	(7,001,445)	—	(1,896,964)	—	(8,898,409)
2022	19,133,906	(503,729)	—	(172,776)	—	18,457,400

Non-PEO NEO Average Total Compensation Amount			$ 1,606,237	$ 3,210,333	$ 3,999,156
Non-PEO NEO Average Compensation Actually Paid Amount			$ 72,810	1,129,554	(278,006)
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our current and former PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our current and former PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding our current and former PEO) for each year to determine the compensation actually paid, using the same methodology described above in Note (2)(b):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity wards ($)	Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2024	1,606,237	666,450	(866,977)	72,810
2023	3,210,333	2,410,690	329,911	1,129,554
2022	3,999,156	3,105,152	(1,172,011)	(278,006)

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Average Equity Award Adjustments ($)
2024	281,657	(1,076,339)	87,042	(159,337)	—	(866,977)
2023	1,043,424	(536,147)	172,101	(106,207)	(243,260)	329,911
2022	1,470,548	(2,108,564)	303,056	(837,051)	—	(1,172,011)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative Company TSR
The chart below shows the relationship between the compensation actually paid to our current and former PEO and the average compensation actually paid to our non-PEO NEOs, on the one hand, to the Company’s cumulative TSR over the years presented in the table, on the other.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Loss
Because the Company is a pre-commercial stage company, we had no revenue during the periods presented, other than revenue primarily associated with an upfront payment under the Company’s license and collaboration agreement with GlaxoSmithKline Intellectual Property (No. 5) Limited and Glaxo Group Limited (together, “GSK”). Consequently, we do not use net income (loss) as a performance measure in our executive compensation program. Moreover, as a pre-commercial stage company with only limited, nonrecurring revenue associated with license and collaboration agreements, we do not believe there is any meaningful relationship between our net income (loss) and compensation actually paid to our NEOs during the periods presented.

Total Shareholder Return Amount			$ 8.27	25.06	44.83
Net Income (Loss)			$ (342,994,000)	$ (234,632,000)	(183,118,000)
PEO Name	Lynn Seely, M.D.	Elizabeth Homans	Lynn Seely, M.D.	Lynn Seely, M.D.
Equity Awards Adjustments, Footnote
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards for First PEO ($)	Change in Fair Value of Outstanding and Unvested Equity Awards for First PEO ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for First PEO ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for First PEO ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year for First PEO ($)	Total Equity Award Adjustments for First PEO ($)
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	1,968,553	(9,371,423)	1,472,587	(3,494,742)	—	(9,425,025)

Year	Year End Fair Value of Equity Awards for Second PEO ($)	Change in Fair Value of Outstanding and Unvested Equity Awards for Second PEO ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for Second PEO ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for Second PEO ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year for Second PEO ($)	Total Equity Award Adjustments for Second PEO ($)
2024	585,540	(4,464,450)	—	(379,929)	—	(4,258,839)
2023	—	(7,001,445)	—	(1,896,964)	—	(8,898,409)
2022	19,133,906	(503,729)	—	(172,776)	—	18,457,400

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Average Equity Award Adjustments ($)
2024	281,657	(1,076,339)	87,042	(159,337)	—	(866,977)
2023	1,043,424	(536,147)	172,101	(106,207)	(243,260)	329,911
2022	1,470,548	(2,108,564)	303,056	(837,051)	—	(1,172,011)

Elizabeth Homans [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 0	12,119,604
PEO Actually Paid Compensation Amount			0	0	(7,436,043)
Lynn Seely, M.D. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,495,376	2,647,476	18,686,189
PEO Actually Paid Compensation Amount			(3,237,463)	(7,936,183)	18,503,089
PEO | Elizabeth Homans [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(10,130,622)
PEO | Elizabeth Homans [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(9,425,025)
PEO | Elizabeth Homans [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	1,968,553
PEO | Elizabeth Homans [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(9,371,423)
PEO | Elizabeth Homans [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	1,472,587
PEO | Elizabeth Homans [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(3,494,742)
PEO | Elizabeth Homans [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Lynn Seely, M.D. [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(474,000)	(1,685,250)	(18,640,500)
PEO | Lynn Seely, M.D. [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,258,839)	(8,898,409)	18,457,400
PEO | Lynn Seely, M.D. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			585,540	0	19,133,906
PEO | Lynn Seely, M.D. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,464,450)	(7,001,445)	(503,729)
PEO | Lynn Seely, M.D. [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Lynn Seely, M.D. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(379,929)	(1,896,964)	(172,776)
PEO | Lynn Seely, M.D. [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(666,450)	(2,410,690)	(3,105,152)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(866,977)	329,911	(1,172,011)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			281,657	1,043,424	1,470,548
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,076,339)	(536,147)	(2,108,564)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			87,042	172,101	303,056
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(159,337)	(106,207)	(837,051)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ (243,260)	$ 0